Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 454,534	$ 571,139
Total current assets	1,427,825	1,597,464
Total assets	1,965,484	1,922,023
Liabilities and shareholders' equity
Matching loans from related parties	642,968	396,192
Total current liabilities	816,625	557,319
Total liabilities	1,133,840	606,666
Shareholders' equity
Additional paid-in capital	132,289	138,750
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2017 and 2018)	(35,323)	(35,323)
Statutory reserves	20,568	14,277
Retained earnings	775,972	1,197,617
Accumulated other comprehensive loss	(64,864)	(4,398)
Total shareholders' equity	829,735	1,312,005
Total liabilities and shareholders' equity	1,965,484	1,922,023
Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	390	379
Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	703	703
Changyou.com Limited [Member]
Assets
Cash and cash equivalents	40,527	7,349
Total current assets	40,527	7,349
Interests in subsidiaries and variable interest entities	1,400,180	1,305,224
Total assets	1,440,707	1,312,573
Liabilities and shareholders' equity
Matching loans from related parties	610,250	0
Accrued liabilities	722	568
Total current liabilities	610,972	568
Total liabilities	610,972	568
Shareholders' equity
Additional paid-in capital	132,289	138,750
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2017 and 2018)	(35,323)	(35,323)
Statutory reserves	20,568	14,277
Retained earnings	775,972	1,197,617
Accumulated other comprehensive loss	(64,864)	(4,398)
Total shareholders' equity	829,735	1,312,005
Total liabilities and shareholders' equity	1,440,707	1,312,573
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	390	379
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	$ 703	$ 703